Convertible Notes Payable - Schedule of Convertible Notes Payable (Details) (10-K) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Convertible notes payable, Gross	$ 214,500	$ 1,526,000	$ 3,492,000
Less debt discount and debt issuance cost	(117,949)	(282,232)	(279,214)
Convertible notes payable	96,551	1,243,768	3,212,786
Less current portion of convertible notes payable	89,264	1,243,768	3,212,786
Long-term convertible notes payable	7,287
Originated in September 2018 [Member]
Convertible notes payable, Gross			1,700,000
Originated in October 2018 [Member]
Convertible notes payable, Gross			444,150
Originated in October 2018 [Member]
Convertible notes payable, Gross			608,850
Originated in April 2019 [Member]
Convertible notes payable, Gross			600,000
Originated in June 2019 [Member]
Convertible notes payable, Gross			63,000
Originated in November 2019 [Member]
Convertible notes payable, Gross			38,000
Originated in December 2019 [Member]
Convertible notes payable, Gross			38,000
Issued in Fiscal Year 2020 [Member]
Convertible notes payable, Gross	$ 100,000	$ 1,526,000